Income Taxes Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Income Tax Disclosure [Abstract]
Notional U.S. federal income taxes at the statutory rate	$ 710		$ 672		$ 658
Adjustments to reconcile to the income tax provision:
U.S. state income tax provision, net	5		16		30
Rate differences between non-U.S. and U.S. jurisdictions	(488)	[1]	(444)	[1]	(455)	[1]
Valuation allowances	11		(67)		7
Adjustments to accrued income tax liabilities and uncertain tax positions	129		77		40
Withholding tax, net	14		7		8
Legal entity restructuring	33		0		0
Other	15		21		11
Provision for income taxes	$ 429		$ 282		$ 299

[1]	Excludes non-deductible charges and other items that are broken out separately in the table.